Intangible assets, airport concessions and goodwill - Net: - Impairment tests (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure by geographical areas:
Goodwill (Note 1.1)	$ 2,567,365
Impairment (Note 4)	0	$ 0	$ (4,719,096)
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Goodwill (Note 1.1)	$ 1,057,651		887,169
Puerto Rico (Aerostar) | Gross carrying amount
Disclosure by geographical areas:
Goodwill (Note 1.1)			$ 5,606,265